Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Debt
Note 5. Debt
The Company’s secured debt is summarized as follows:

Debt	June 30, 2026	December 31, 2025	Interest Rate	Maturity Date
Huntington Credit Facility (1)	$86,103,075	$86,937,660	6.26%	11/30/2027
National Bank of Canada—Four Property Loan (2)	43,865,507	45,960,783	4.86%	1/8/2028
Skymar—Vancouver	13,000,000	13,000,000	7.55%	4/1/2030
Meridian Loan (3)	9,368,083	7,617,239	5.95%	1/31/2028
QuadReal—Seven Property Loan (4)	103,385,100	107,221,800	5.59%	4/1/2030
Skymar—Bradenton	9,120,000	9,120,000	7.50%	4/1/2030
SmartStop Bridge Loan	28,500,000	25,000,000	7.18%	6/30/2027
Debt issuance costs, net	(1,627,182)	(1,949,228)

Total Debt	$291,714,583	$292,908,254

(1)
As of June 30, 2026, this variable rate loan encumbers 11 properties (Phoenix I, Las Vegas, Phoenix II, Surprise, Apopka, Portland, Newark, Levittown, Chandler, St. Johns and Oxford). We entered into an interest rate swap agreement that fixes SOFR at 1.54% until the maturity of the loan.

(2)
This variable rate loan encumbers four properties (Burlington, Cambridge, North York and Edmonton) and the amount shown above is in USD based on the foreign exchange rate in effect as of June 30, 2026 and December 31, 2025, respectively. We entered into an interest rate swap agreement that fixes CORRA at 3.03% until the maturity of the loan.

(3)
This variable rate loan encumbers our Etobicoke, ONT development property and the amount shown above is in USD based on the foreign exchange rate in effect as of June 30, 2026 and December 31, 2025, respectively.

(4)
This fixed rate loan encumbers seven properties (Mississauga, Mississauga II, Burlington II, Hamilton, Vancouver, Woodbridge and Toronto) and the amount shown above is in USD based on the foreign exchange rate in effect as of June 30, 2026 and December 31, 2025, respectively.

The weighted average interest rate on our consolidated debt, excluding the impact of our interest rate hedging activities, as of June 30, 2026 was approximately 5.99%.
Huntington Credit Facility
On November 30, 2021, we, through three special purpose entities (collectively, the “Initial Borrower”) wholly owned by our operating partnership, entered into a credit agreement (the “Credit Agreement”) with Huntington National Bank (“Huntington”), as administrative agent and sole lead arranger.
Under the terms of the Credit Agreement, the Initial Borrower had an initial maximum borrowing capacity of $50 million (the “Huntington Credit Facility”). However, certain financial requirements with respect to both the Initial Borrower and the “Pool” of “Mortgaged Properties” (as each term is defined in the Credit Agreement) must be satisfied prior to making any drawdowns on the Huntington Credit Facility in accordance with the Credit Agreement. At close, we borrowed approximately $22.4 million on the Huntington Credit Facility, secured by a first mortgage deed of trust on the Surprise, Phoenix and Phoenix II Properties. In conjunction with the initial draw on the Huntington Credit Facility, a prior loan with Huntington was repaid
and
terminated in accordance with the related loan agreement without any fees or penalties. On December 30, 2021, in conjunction with the acquisitions of the Bradenton Property and Apopka Property, we borrowed an additional approximately $14.7 million pursuant to the Huntington Credit Facility and the Bradenton and Apopka Properties were added as security. On April 26, 2022, the Vancouver Property was added as security to the Huntington Credit Facility and we borrowed approximately $12.9 million.
On May 17, 2022, we entered into an amendment and joinder to amend the Huntington Credit Facility (the “Second Amendment”). Under the terms of the Second Amendment, we increased our borrowing capacity by $50 million for a total borrowing capacity of $100 million. In conjunction with the increase of the maximum borrowing capacity we drew approximately $14.5 million on the Huntington Credit Facility to acquire the Chandler Property and the property was added as security. On May 26, 2022, we borrowed approximately $30.6 million on the Huntington Credit Facility, secured by a first mortgage deed of trust on the Levittown, Newark and Portland Properties. In conjunction with the May 26, 2022 draw on the Huntington Credit Facility, a bridge loan with Huntington was repaid and terminated in accordance with the related loan agreement without any fees or penalties.
On April 13, 2023, we entered into an amendment and joinder to the Huntington Credit Facility to: (i) increase the borrowing capacity up to approximately $107.6 million; (ii) extend the maturity date by one-year
until November 30, 2025; (iii) add two additional special purpose entities as borrowers under the Huntington Credit Facility (the “Additional Borrowers”); and (iv) modify certain other covenants. In connection with such amendment and joinder, we, through the Additional Borrowers, added the St. Johns and Oxford properties owned by the Additional Borrowers to the Huntington Credit Facility and drew approximately $12.5 million.
On April 13, 2023, in conjunction with the amendment to the Huntington Credit Facility, we entered into two interest rate swap agreements with a notional amount of $38.0 million and $22.0 million, respectively, whereby Secured Overnight Financing Rate (“SOFR”) was fixed at 4.01% through the maturity of the Huntington Credit Facility. On April 13, 2023, we entered into an interest rate cap agreement with a notional amount of $47.6 million, whereby SOFR was capped at 2.6% through the maturity of the Huntington Credit Facility. On September 28, 2023, we terminated the interest rate cap agreement entered on April 13, 2023 and entered into a new interest rate cap agreement with a notional amount of $47.6 million, whereby SOFR is capped at 1.1% through the maturity of the Huntington Credit Facility. On March 28, 2024, we terminated the SOFR Huntington Credit Facility swap entered on April 13, 2023 and entered into two new interest rate swap agreements with the same notional amount of $38.0 million and $22.0 million, respectively, whereby SOFR is swapped at 2.92% through the maturity of the Huntington Credit Facility. On September 25, 2024, we terminated the SOFR Huntington Credit Facility swaps entered on March 28, 2024 and entered into two new interest rate swap agreements with the same notional amounts of $38.0 million and $22.0 million, respectively, whereby SOFR is swapped at 0.50% through the maturity of the Huntington Credit Facility.
On November 15, 2024, we amended the Huntington Credit Facility to: (i) extend the maturity date by two-years
until November 30, 2027, (ii) add one additional special purpose entity as a borrower under the loan (the “Further Additional Borrower”), and (iii) modify certain other covenants (the “Huntington Amendment”). In connection with the Huntington Amendment: (i) we increased our recourse guaranty in favor of Huntington under the Huntington Credit Facility from 25% to 50% and (ii) the property owned by the Further Additional Borrower was added as security to the Huntington Credit Facility. On November 15, 2024, in conjunction with the Huntington Amendment, we terminated certain interest rate swap agreements and an interest rate cap agreement previously entered into in connection with the Huntington Credit Facility and entered into a new interest rate swap agreement with a notional amount of approximately $107.6 million, whereby the SOFR is swapped at 2.89% through November 30, 2027, which fixes the all-in
interest rate under the Huntington Credit Facility at 5.50%.

On March 4, 2025, in connection with entering into the Skymar — Vancouver Loan, we paid down the Huntington Credit Facility by approximately $13.0 million and released the Vancouver, WA property in accordance with the release provisions of the loan agreement.
On March 18, 2025, in connection with entering into the Skymar — Bradenton Loan, we paid down the Huntington Credit Facility by approximately $9.1 million and released the Bradenton property in accordance with the release provisions of the loan agreement.
The Huntington Credit Facility is a term loan that has a maturity date of November 30, 2027. Payments due under the Huntington Credit Facility are interest-only during the initial term of the loan and principal and interest thereafter. In connection with the release of the Vancouver, WA and Bradenton properties, we amended the SOFR interest rate swap agreement entered on November 15, 2024 to change the notional amount to approximately $87.1 million.
On December 23, 2025, we terminated the SOFR Huntington Credit Facility swap entered on November 15, 2024 and entered into a new interest rate swap agreement with a notional amount of approximately $86.9 million, whereby SOFR is swapped at 2.29% through the maturity of the Huntington Credit Facility. On March 31, 2026, we terminated the SOFR Huntington Credit Facility swap entered on December 23, 2025 and entered into a new interest rate swap agreement with a notional amount of approximately $86.5 million, whereby SOFR is swapped at 1.54% through the maturity of the Huntington Credit Facility.
The amounts outstanding under the Huntington Credit Facility bear interest at a variable rate equal to the one month Term SOFR plus 2.61%, adjusted monthly, with a floor of 3.25%. As of June 30, 2026, the interest rate excluding the impact of our interest rate hedging activities on the Huntington Credit Facility was 6.26%. The loan may be prepaid in whole or in part, without penalty or premium, at any time, subject to certain conditions as set forth in the Credit Agreement.
The Credit Agreement contains certain customary representations and warranties, affirmative, negative and financial covenants, borrowing conditions, and events of default. We serve as a limited recourse guarantor with respect to the Huntington Credit Facility. In particular, the financial covenants include a minimum debt service coverage ratio and minimum net worth and liquid assets requirements applicable to us and our Operating Partnership as guarantors. As of June 30, 2026, we were in compliance with all such covenants.
SmartStop Bridge Loan
On June 15, 2023, in connection with the acquisition of the Ontario Portfolio, we, through a wholly-owned subsidiary of our Operating Partnership (the “Bridge Loan Borrower”), entered into a bridge loan agreement (the “SmartStop Bridge Loan Agreement”) with SmartStop OP for $15.0 million (the “SmartStop Bridge Loan”). The SmartStop Bridge Loan required a commitment fee equal to 1.0% of the amount drawn at closing. The obligations of the Bridge Loan Borrower under the SmartStop Bridge Loan Agreement are unsecured. The proceeds of the SmartStop Bridge Loan were used to partially fund the acquisition of the Ontario Portfolio.
Pursuant to the SmartStop Bridge Loan Agreement, the amounts outstanding under the SmartStop Bridge Loan bear a floating rate equal to SOFR plus 3.00%. On December 8, 2023, we exercised the option to extend the maturity date for an additional year, through December 31, 2024. On January 1, 2024, the interest rate increased to SOFR plus 4.00%.

On June 28, 2024, we amended the SmartStop Bridge Loan (the “SmartStop Bridge Loan Amendment”) to (i) increase the maximum borrowing capacity of the loan from $15.0 million to $25.0 million; and (ii) extend the maturity date by one-year
until December 31, 2025. On July 29, 2024, we drew $8.0 million pursuant to the SmartStop Bridge Loan. On July 29, 2025, we drew $2.0 million pursuant to the SmartStop Bridge Loan. On December 22, 2025, we further amended the SmartStop Bridge Loan (the “Second SmartStop Bridge Loan Amendment”) to (i) extend the maturity date to June 30, 2027; and (ii) reduce the interest rate to SOFR plus 3.5% effective January 1, 2026. On June 10, 2026, we further amended the SmartStop Bridge Loan Agreement (the “Third SmartStop Bridge Loan Amendment”) to (i) increase the maximum borrowing capacity of the SmartStop Bridge Loan from $25.0 million to $35.0 million; and (ii) add an extension option at the Bridge Loan Borrower’s discretion to extend the term of the SmartStop Bridge Loan until December 31, 2027. As of June 30, 2026, we had $6.5 million available capacity on the SmartStop Bridge Loan.
As of June 30, 2026, the interest rate on the SmartStop Bridge Loan was 7.18%. Payments under the SmartStop Bridge Loan are interest-only and payable monthly. The SmartStop Bridge Loan may be prepaid either in whole or in part, at any time, without penalty or premium.
The SmartStop Bridge Loan contains customary affirmative and negative covenants, agreements, representations, warranties and borrowing conditions, and events of default. As of June 30, 2026, we were in compliance with all such covenants.
National Bank of Canada — Burlington Loan
On September 20, 2022, in connection with the acquisition of the property in Burlington, Ontario (the “Burlington Property”), we, through a special purpose entity formed to acquire and hold the Burlington Property, entered into a term loan with National Bank of Canada (the “National Bank of Canada — Burlington Loan”) for CAD $16.5 million, which was secured by a deed of trust on the Burlington Property. Under the terms of the loan agreement (the “National Bank of Canada Burlington Loan Agreement”) the interest rate was equal to the one month Canadian Dollar Offered Rate (“CDOR”), plus 2.25%. In addition, we entered into an interest rate swap agreement with a notional amount of CAD $16.5 million, whereby the CDOR was fixed at 4.02% through the maturity of the loan. The National Bank of Canada — Burlington Loan had a maturity date of September 20, 2025, and monthly payments were principal and interest, calculated using 25 year amortization. In addition, we served as a full recourse guarantor with respect to the National Bank of Canada — Burlington Loan.
On May 22, 2024, we amended the National Bank of Canada — Burlington Loan to reflect a transition from CDOR to CORRA. On June 27, 2024, the loan and the interest rate swap converted to CORRA. Borrowings under the National Bank of Canada — Burlington Loan were subject to interest at the CORRA rate, plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.25%.
On January 8, 2025, in connection with entering into the National Bank of Canada — Four Property Loan, the National Bank of Canada — Burlington Loan was repaid in full and terminated without fees or penalties. On January 8, 2025, we settled the CORRA interest rate swap agreement.
National Bank of Canada — Cambridge Loan
On December 20, 2022, in connection with the acquisition of the property in Cambridge, Ontario (the “Cambridge Property”), we, through a special purpose entity formed to acquire and hold the Cambridge Property, entered into a term loan with National Bank of Canada (the “National Bank of Canada — Cambridge Loan”) for

CAD $15.5 million, which was secured by a deed of trust on the Cambridge Property. Under the terms of the loan agreement (the “National Bank of Canada Cambridge Loan Agreement”) the interest rate was equal to the one month CDOR, plus 2.25%. In addition, we entered into an interest rate swap agreement with a notional amount of CAD $15.5 million, whereby the CDOR was fixed at 3.83% through the maturity of the loan. The National Bank of Canada — Cambridge Loan had a maturity date of December 20, 2025, and monthly payments were interest-only for the first four quarters, payable monthly and payments of principal and interest, calculated using 25 year amortization, were due monthly after. In addition, we served as a full recourse guarantor with respect to the National Bank of Canada — Cambridge Loan.
On May 22, 2024, we amended the National Bank of Canada — Cambridge Loan to reflect a transition from CDOR to CORRA. On May 31, 2024, the loan and the interest rate swap converted to CORRA. Borrowings under the National Bank of Canada — Cambridge Loan were subject to interest at the CORRA rate, plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.25%.
On January 8, 2025, in connection with entering into the National Bank of Canada — Four Property Loan, the National Bank of Canada — Cambridge Loan was repaid in full and terminated without fees or penalties. On January 8, 2025, we settled the CORRA interest rate swap agreement.
National Bank of Canada — North York Loan
On January 31, 2023, in connection with the acquisition of the property in North York, Ontario (the “North York Property”), we, through a special purpose entity formed to acquire and hold the North York Property, entered into a term loan with National Bank of Canada (the “National Bank of Canada — North York Loan”) for CAD $25.0 million, which was secured by a deed of trust on the North York Property. Under the terms of the loan agreement (the “National Bank of Canada North York Loan Agreement”) the interest rate was equal to the one month CDOR, plus 2.40%. In addition, we entered into an interest rate swap agreement with a notional amount of CAD $25.0 million, whereby the CDOR was fixed at 3.79% through the maturity of the loan. The National Bank of Canada — North York Loan also had a maturity date of January 31, 2025. The National Bank of Canada — North York Loan was interest-only for the first year, payable monthly, and payments of principal and interest, calculated using a 25 year amortization, were due monthly after. In addition, we served as a full recourse guarantor with respect to the National Bank of Canada — North York Loan.
On May 22, 2024, we amended the National Bank of Canada — North York Loan to reflect a transition from CDOR to CORRA. On June 3, 2024, the loan and the interest rate swap converted to CORRA. Borrowings under the National Bank of Canada — North York Loan were subject to interest at the CORRA rate, plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.40%.
On January 8, 2025, in connection with entering into the National Bank of Canada — Four Property Loan, the National Bank of Canada — North York Loan was repaid in full and terminated without fees or penalties. On January 8, 2025, we settled the CORRA interest rate swap agreement.
Bank of Montreal Loan
On May 4, 2023, in connection with the acquisition of the Vancouver, BC Property, we, through a special purpose entity formed to acquire and hold the Vancouver, BC Property, entered into a term loan with Bank of Montreal (the “Bank of Montreal Loan”) for approximately CAD $21.6 million, which was secured by a deed of trust on the Vancouver, BC Property. Under the terms of the loan agreement (the “Bank of Montreal Loan

Agreement”) the interest rate was equal to the
one-month
CDOR, plus 2.50%. In addition, we entered into an interest rate swap agreement with a notional amount of approximately CAD $21.6 million, whereby the CDOR was fixed at 4.47% through the maturity of the loan. The Bank of Montreal Loan also had an initial term of two years, maturing on May 4, 2025 with a one year extension option. The Bank of Montreal Loan was interest-only over the initial term of the loan.
On May 24, 2024, we amended the Bank of Montreal Loan to reflect a transition from CDOR to CORRA. On July 4, 2024, the loan and the interest rate swap converted to CORRA. Borrowings under the Bank of Montreal Loan were subject to interest at the CORRA rate, plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.50%.
On March 7, 2025, in connection with entering into the QuadReal — Seven Property Loan, the Bank of Montreal Loan was repaid in full and terminated without fees or penalties. On March 10, 2025, we settled the CORRA interest rate swap agreement.
First National Loan
On May 19, 2023, we, through a wholly-owned subsidiary of our Operating Partnership, entered into a term loan with First National Financial LP (the “First National Loan”) for approximately CAD $8.8 million. The First National Loan was secured by a deed of trust on the Edmonton Property.
Pursuant to the terms of the loan agreement for the First National Loan (the “First National Loan Agreement”), the amounts outstanding under the First National Loan bore a floating rate equal to the Royal Bank of Canada Prime Rate, plus 1.90%. The First National Loan had an initial term of two years maturing on June 1, 2025. Payments under the First National Loan were interest-only and payable monthly.
The loan may be prepaid in whole, but not in part, at any time, subject to certain conditions as set forth in the First National Loan Agreement. Pursuant to the terms of the limited recourse guaranty, we served as a full recourse guarantor with respect to the First National Loan.
On January 8, 2025, in connection with entering into the National Bank of Canada — Four Property Loan, the First National Loan was repaid in full and terminated without fees or penalties.
National Bank of Canada — Ontario Loan
On June 15, 2023, in connection with the acquisition of the Ontario Portfolio (the “Ontario Portfolio”), we, through certain wholly-owned subsidiaries of our Operating Partnership, entered into a CAD $127.2 million financing with National Bank of Canada (the “National Bank of Canada — Ontario Loan”). The National Bank of Canada — Ontario Loan was secured by first mortgage of each of the six properties that comprise the Ontario Portfolio. The proceeds of the National Bank of Canada — Ontario Loan were used to partially fund the acquisition of the Ontario Portfolio.
Pursuant to the loan agreement (the “National Bank of Canada Ontario Loan Agreement”) the interest rate was equal to the one month CDOR, plus 2.60%. In addition, we entered into an interest rate swap agreement with a notional amount of CAD $127.2 million, whereby the CDOR was fixed at 4.73% through the maturity of the loan. The National Bank of Canada — Ontario Loan also had a maturity date of June 15, 2025. The National

Bank of Canada — Ontario Loan was interest-only for the first year, payable monthly, and payments of principal and interest, calculated using a 25 year amortization, were due monthly after. In addition, we served as a full recourse guarantor with respect to the National Bank of Canada — Ontario Loan.
On May 31, 2024, we amended the National Bank of Canada — Ontario Loan to reflect a transition from CDOR to CORRA. On June 28, 2024, the loan and the interest rate swap converted to CORRA. Borrowings under the National Bank of Canada — Ontario Loan were subject to interest at the CORRA rate, plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.60%.
On March 7, 2025, in connection with entering into the QuadReal — Seven Property Loan, the National Bank of Canada — Ontario Loan was repaid in full and terminated without fees or penalties. On March 7, 2025, we settled the CORRA interest rate swap agreement.
National Bank of Canada — Four Property Loan
On January 8, 2025, we, through certain wholly-owned subsidiaries of our operating partnership, entered into a CAD $64.0 million financing with National Bank of Canada (the “National Bank of Canada — Four Property Loan”). The National Bank of Canada — Four Property Loan is secured by first mortgages on each of our three properties in the Greater Toronto Area of Ontario, Canada and our property in Edmonton, Alberta, Canada. The proceeds of the National Bank of Canada — Four Property Loan were primarily used to repay the National Bank of Canada — Burlington Loan, National Bank of Canada — Cambridge Loan, First National Loan and National Bank of Canada – North York Loan.
Pursuant to the loan agreement for the National Bank of Canada — Four Property Loan (the “Four Property Loan Agreement”), amounts outstanding under the National Bank of Canada — Four Property Loan bear an interest rate equal to CORRA, plus a CORRA adjustment of approximately 0.30%, plus 2.25%. In addition, we entered into an interest rate swap agreement with a notional amount of CAD $64.0 million, whereby CORRA is fixed at approximately 3.03% that fixes the all in interest rate at 5.58% through the maturity of the National Bank of Canada — Four Property Loan. As of June 30, 2026, the interest rate excluding the impact of our interest rate hedging activities on the National Bank of Canada — Four Property Loan was 4.86%. The National Bank of Canada — Four Property Loan has an initial term of three years, maturing on January 8, 2028. Payments under the National Bank of Canada — Four Property Loan consist of both principal and interest, calculated using a
25-year
amortization, and are payable monthly.
The Four Property Loan Agreement contains a modified debt service coverage ratio and customary affirmative, negative, and financial covenants, an interest reserve requirement, agreements, representations, warranties and borrowing conditions, and events of default, all as set forth in the Four Property Loan Agreement. We serve as a full recourse guarantor with respect to the National Bank of Canada — Four Property Loan. As of June 30, 2026, we were in compliance with all such covenants.
Skymar — Vancouver Loan
On March 4, 2025, we, through an indirect, wholly-owned special purpose entity, entered into a $13.0 million financing with Skymar Capital Corporation (“Skymar”) as lender pursuant to a mortgage loan (the “Skymar — Vancouver Loan”). The Skymar — Vancouver Loan is secured by a first mortgage deed of trust on our property in Vancouver, Washington. The proceeds of the Skymar — Vancouver Loan were primarily used to paydown and remove the property from the Huntington Credit Facility in accordance with the Huntington Credit Agreement.

Pursuant to the loan agreement for the Skymar — Vancouver Loan (the “Skymar Vancouver Loan Agreement”), amount outstanding under the Skymar — Vancouver Loan bears interest at an annual fixed rate equal to 7.55%. The Skymar — Vancouver Loan has a maturity date of April 1, 2030. Payments under the Skymar — Vancouver Loan are payable monthly and are interest-only until April 1, 2027 and are principal and interest thereafter. The Skymar — Vancouver Loan may be prepaid in whole, but not in part, at any time, subject to certain conditions as set forth in the Skymar Vancouver Loan Agreement. The loan documents contain agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In addition, and pursuant to the terms of the limited recourse guaranty, we serve as a non-recourse
guarantor with respect to the Skymar — Vancouver Loan. As of June 30, 2026, we were in compliance with all such covenants.
Meridian Financing
On March 6, 2025, we, through an indirect, wholly-owned special purpose entity, entered into a credit agreement with Meridian Credit Union Limited (the “Meridian Credit Agreement”) with a maximum borrowing capacity of approximately CAD $16.0 million (the “Meridian Loan”). At close, we borrowed approximately CAD $2.1 million. The Meridian Loan is secured by a first mortgage on our property in Etobicoke, Ontario Canada (the “Etobicoke Property”). The proceeds of the Meridian Loan will be used to fund development of a self storage facility on the Etobicoke Property. As of June 30, 2026 we had approximately CAD $13.3 million outstanding and approximately CAD $2.7 million of available capacity.
Pursuant to the Meridian Credit Agreement, amounts outstanding under the Meridian Loan bear interest at an annual rate equal to the Canada Prime Rate plus 1.50%, subject to a minimum all-in
floor rate of 6.70% per annum. The Meridian Loan has an initial term of three years, maturing on March 5, 2028, with two six-month
extension options. Payments under the Meridian Loan are interest-only and added to the outstanding principal balance. On February 25, 2026, we commenced operations on the Etobicoke Property.
On August 19, 2025, we modified the Meridian Credit Agreement and reduced the all-in
floor rate to 5.20% per annum. As of June 30, 2026, the interest rate on the Meridian Loan was 5.95%.
The Meridian Credit Agreement contains customary affirmative, negative, and financial covenants, agreements, representations, warranties and borrowing conditions, and events of default. We serve as a full recourse guarantor with respect to the Meridian Loan. As of June 30, 2026, we were in compliance with all such covenants.
QuadReal — Seven Property Loan
On March 7, 2025, we, through certain indirect, wholly-owned subsidiaries of our operating partnership, entered into a CAD $164.5 million financing with QuadReal Finance, LP (“QuadReal”) and certain affiliates of QuadReal (the “QuadReal — Seven Property Loan”), whereby QuadReal acts as the servicer and certain affiliates of QuadReal serve as the lenders.
The QuadReal — Seven Property Loan is secured by a first mortgage on six of our properties in the Greater Toronto Area of Ontario, Canada and one property in Vancouver, British Columbia, Canada. The aggregate amount of the QuadReal — Seven Property Loan is separated out by advances, whereby we may draw up to CAD $147.0 million as an initial advance (the “Initial Advance”) and may later draw up to an additional CAD $17.5 million (the “Earnout Advance”) upon the achievement of certain financial metrics as set forth in the commitment letter and charge setting forth the terms of the QuadReal — Seven Property Loan (collectively, the “QuadReal — Seven Property Loan Agreement”). Upon the closing of the QuadReal — Seven Property Loan, we drew approximately CAD $147.0 million as the Initial Advance. The proceeds of the QuadReal — Seven Property Loan were primarily used to repay the Bank of Montreal Loan and National Bank of Canada – Ontario Loan.
The interest rate on the Initial Advance bears interest at an annual fixed rate equal to 5.59%, and the interest rate on the Earnout Advance is equal to the one-month
Adjusted Term CORRA, plus a CORRA adjustment of 2.5% at the time of the Earnout Advance. The QuadReal — Seven Property Loan has an initial term of five years, maturing on April 1, 2030. Payments under the QuadReal — Seven Property Loan are interest only during the term of the QuadReal — Seven Property Loan, payable monthly, with the full amount of the outstanding balance of the QuadReal — Seven Property Loan due on the maturity date.
The QuadReal — Seven Property Loan Agreement also contains customary affirmative, negative, and financial covenants, agreements, representations, warranties and borrowing conditions, and events of default, all as set forth in the QuadReal — Seven Property Loan Agreement. We serve as a non-recourse
guarantor with respect to the QuadReal — Seven Property Loan. In addition, we provided the lenders with a debt service guarantee. However, the debt service guarantee may be terminated early based on achieving two consecutive fiscal quarters at a specific debt service ratio of not less than 1.1 to 1.0, as described in the QuadReal — Seven Property Loan Agreement. As of June 30, 2026, we were in compliance with all such covenants.
Skymar — Bradenton Loan
On March 18, 2025, we, through an indirect, wholly-owned special purpose entity, entered into an approximately $9.1 million financing with Skymar as lender pursuant to a mortgage loan (the “Skymar — Bradenton Loan”). The Skymar — Bradenton Loan is secured by a first mortgage deed of trust on our property in Bradenton, Florida. The proceeds of the Skymar — Bradenton Loan were primarily used to paydown and remove the property from the Huntington Credit Facility in accordance with the Huntington Credit Agreement.
Pursuant to the loan agreement for the Skymar Bradenton Loan (the “Skymar Bradenton Loan Agreement”), amounts outstanding under the Skymar — Bradenton Loan bear interest at an annual fixed rate equal to 7.50%. The Skymar — Bradenton Loan has a maturity date of April 1, 2030. Payments under the Skymar — Bradenton Loan are payable monthly and are interest-only until April 1, 2027 and are principal and interest thereafter. The Skymar — Bradenton Loan may be prepaid in whole, but not in part, at any time, subject to certain conditions as set forth in the Skymar — Bradenton Loan Agreement. The loan documents contain agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In addition, and pursuant to the terms of the limited recourse guaranty, we serve as a non-recourse
guarantor with respect to the Skymar — Bradenton Loan. As of June 30, 2026, we were in compliance with all such covenants.

The following table presents the future principal payment requirements on our outstanding secured debt as of June 30, 2026:

2026	1,285,253
2027	114,891,744
2028	52,144,000
2029	326,349
2030	124,694,419

Total payments	293,341,765
Debt issuance costs, net	(1,627,182)

Total	$291,714,583

Note 5. Debt
The Company’s secured debt is summarized as follows:

Debt	December 31, 2025	December 31, 2024	Interest Rate	Maturity Date
Huntington Credit Facility (1)	$86,937,660	$107,574,000	6.30%	11/30/2027
National Bank of Canada - Burlington Loan (2)	—	10,445,935	N/A	N/A
National Bank of Canada - Cambridge Loan (3)	—	9,663,950	N/A	N/A
National Bank of Canada - North York Loan (4)	—	16,754,775	N/A	N/A
Bank of Montreal Loan (5)	—	15,044,513	N/A	N/A
First National Loan (6)	—	6,125,639	N/A	N/A
National Bank of Canada - Ontario Loan (7)	—	86,428,202	N/A	N/A
National Bank of Canada - Four Property Loan (8)	45,960,783	—	4.85%	1/8/2028
Skymar - Vancouver	13,000,000	—	7.55%	4/1/2030
Meridian Loan (9)	7,617,239	—	5.95%	1/31/2028
QuadReal - Seven Property Loan (10)	107,221,800	—	5.59%	4/1/2030
Skymar - Bradenton	9,120,000	—	7.50%	4/1/2030
SmartStop Bridge Loan	25,000,000	23,000,000	7.87%	6/30/2027
Debt issuance costs, net	(1,949,228)	(980,658)

Total Debt	$292,908,254	$274,056,356

(1)
As of December 31, 2025, this variable rate loan encumbers 11 properties (Phoenix I, Las Vegas, Phoenix II, Surprise, Apopka, Portland, Newark, Levittown, Chandler, St. Johns and Oxford). We entered into interest rate swap agreement that fixes SOFR at 2.29% until the maturity of the loan.

(2)
On January 8, 2025, the National Bank of Canada – Burlington Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.

(3)
On January 8, 2025, the National Bank of Canada – Cambridge Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.

(4)
On January 8, 2025, the National Bank of Canada – North York Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.

(5)
On March 7, 2025, the Bank of Montreal Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.

(6)
On January 8, 2025, the First National Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.

(7)
On March 7, 2025, the National Bank of Canada – Ontario Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.

(8)
This variable rate loan encumbers four properties (Burlington, Cambridge, North York and Edmonton) and the amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2025. We entered into an interest rate swap agreement that fixes CORRA at 3.03% until the maturity of the loan.

(9)	This variable rate loan encumbers our Etobicoke, ONT development property and the amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2025.
(10)
This fixed rate loan encumbers seven properties (Mississauga, Mississauga II, Burlington II, Hamilton, Vancouver, Woodbridge and Toronto) and the amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2025.

The weighted average interest rate on our consolidated debt, excluding the impact of our interest rate hedging activities, as of December 31, 2025 was approximately 6.03%.
Huntington Credit Facility
On November 30, 2021, we, through three special purpose entities (collectively, the “Initial Borrower”) wholly owned by our operating partnership, entered into a credit agreement (the “Credit Agreement”) with Huntington National Bank (“Huntington”), as administrative agent and sole lead arranger.
Under the terms of the Credit Agreement, the Initial Borrower had an initial maximum borrowing capacity of $50 million (the “Huntington Credit Facility”). However, certain financial requirements with respect to both the Initial Borrower and the “Pool” of “Mortgaged Properties” (as each term is defined in the Credit Agreement) must be satisfied prior to making any drawdowns on the Huntington Credit Facility in accordance with the Credit Agreement. At close, we borrowed approximately $22.4 million on the Huntington Credit Facility, secured by a first mortgage deed of trust on the Surprise, Phoenix and Phoenix II Properties. In conjunction with the initial draw on the Huntington Credit Facility, a prior loan with Huntington was repaid and terminated in accordance with the related loan agreement without any fees or penalties. On December 30, 2021, in conjunction with the acquisitions of the Bradenton Property and Apopka Property, we borrowed an additional approximately $14.7 million pursuant to the Huntington Credit Facility and the Bradenton and Apopka Properties were added as security. On April 26, 2022, the Vancouver Property was added as security to the Huntington Credit Facility and we borrowed approximately $12.9 million.
On May 17, 2022, we entered into an amendment and joinder to amend the Huntington Credit Facility (the “Second Amendment”). Under the terms of the Second Amendment, we increased our borrowing capacity by $50 million for a total borrowing capacity of $100 million. In conjunction with the increase of the maximum borrowing capacity we drew approximately $14.5 million on the Huntington Credit Facility to acquire the Chandler Property and the property was added as security. On May 26, 2022, we borrowed approximately $30.6 million on the Huntington Credit Facility, secured by a first mortgage deed of trust on the Levittown, Newark and Portland Properties. In conjunction with the May 26, 2022 draw on the Huntington Credit Facility, a bridge loan with Huntington was repaid and terminated in accordance with the related loan agreement without any fees or penalties.
On April 13, 2023, we entered into an amendment and joinder to the Huntington Credit Facility to: (i) increase the borrowing capacity up to approximately $107.6 million; (ii) extend the maturity date by one-year
until November 30, 2025; (iii) add two additional special purpose entities as borrowers under the Huntington Credit Facility (the “Additional Borrowers”); and (iv) modify certain other covenants. In connection with such amendment and joinder, we, through the Additional Borrowers, added the St. Johns and Oxford properties owned by the Additional Borrowers to the Huntington Credit Facility and drew approximately $12.5 million.

On April 13, 2023, in conjunction with the amendment to the Huntington Credit Facility, we entered into two interest rate swap agreements with a notional amount of $38.0 million and $22.0 million, respectively, whereby Secured Overnight Financing Rate (“SOFR”) was fixed at 4.01% through the maturity of the Huntington Credit Facility. On April 13, 2023, we entered into an interest rate cap agreement with a notional amount of $47.6 million, whereby SOFR was capped at 2.6% through the maturity of the Huntington Credit Facility. On September 28, 2023, we terminated the interest rate cap agreement entered on April 13, 2023 and entered into a new interest rate cap agreement with a notional amount of $47.6 million, whereby SOFR is capped at 1.1% through the maturity of the Huntington Credit Facility. On March 28, 2024, we terminated the SOFR Huntington Credit Facility swap entered on April 13, 2023 and entered into two new interest rate swap agreements with the same notional amount of $38.0 million and $22.0 million, respectively, whereby SOFR is swapped at 2.92% through the maturity of the Huntington Credit Facility. On September 25, 2024, we terminated the SOFR Huntington Credit Facility swaps entered on March 28, 2024 and entered into two new interest rate swap agreements with the same notional amounts of $38.0 million and $22.0 million, respectively, whereby SOFR is swapped at 0.50% through the maturity of the Huntington Credit Facility.
On November 15, 2024, we amended the Huntington Credit Facility to: (i) extend the maturity date by two-years
until November 30, 2027, (ii) add one additional special purpose entity as a borrower under the loan (the “Further Additional Borrower”), and (iii) modify certain other covenants (the “Huntington Amendment”). In connection with the Huntington Amendment: (i) we increased our recourse guaranty in favor of Huntington under the Huntington Credit Facility from 25% to 50% and (ii) the property owned by the Further Additional Borrower was added as security to the Huntington Credit Facility. On November 15, 2024, in conjunction with the Huntington Amendment, we terminated certain interest rate swap agreements and an interest rate cap agreement previously entered into in connection with the Huntington Credit Facility and entered into a new interest rate swap agreement with a notional amount of approximately $107.6 million, whereby the SOFR is swapped at 2.89% through November 30, 2027, which fixes the all-in
interest rate under the Huntington Credit Facility at 5.50%.
On March 4, 2025, in connection with entering into the Skymar — Vancouver Loan, we paid down the Huntington Credit Facility by approximately $13.0 million and released the Vancouver, WA property in accordance with the release provisions of the loan agreement.
On March 18, 2025, in connection with entering into the Skymar — Bradenton Loan, we paid down the Huntington Credit Facility by approximately $9.1 million and released the Bradenton property in accordance with the release provisions of the loan agreement.
The Huntington Credit Facility is a term loan that has a maturity date of November 30, 2027. Payments due under the Huntington Credit Facility are interest-only during the initial term of the loan and payments of principal and interest, thereafter. In connection with the release of the Vancouver, WA and Bradenton properties, we amended the SOFR interest rate swap agreement entered on November 15, 2024 to change the notional amount to approximately $87.1 million.
On December 23, 2025, we terminated the SOFR Huntington Credit Facility swap entered on November 15, 2024 and entered into a new interest rate swap agreement with a notional amount of approximately $86.9 million, whereby SOFR is swapped at 2.29% through the maturity of the Huntington Credit Facility.
The amounts outstanding under the Huntington Credit Facility bear interest at a variable rate equal to the 1 month Term SOFR plus 2.61%, adjusted monthly, with a floor of 3.25%. As of December 31, 2025, the interest rate excluding the impact of our interest rate hedging activities on the Huntington Credit Facility was 6.30%. The loan may be prepaid in whole or in part, without penalty or premium, at any time, subject to certain conditions as set forth in the Credit Agreement.
The Credit Agreement contains certain customary representations and warranties, affirmative, negative and financial covenants, borrowing conditions, and events of default. We serve as a limited recourse guarantor with respect to the Huntington Credit Facility. In particular, the financial covenants include a minimum debt service coverage ratio and minimum net worth and liquid assets requirements applicable to us and our Operating Partnership as guarantors. As of December 31, 2025, we were in compliance with all such covenants.
Skymar – Las Vegas Loan
On July 8, 2021, we, through a wholly-owned special purposes entity, entered into a $4.8 million financing with Skymar Capital Corporation (“Skymar”) as lender pursuant to a mortgage loan (the “Skymar – Las Vegas Loan”). The Skymar – Las Vegas Loan was secured by a first mortgage deed of trust on the Las Vegas property. The loan had a maturity date of August 1, 2024. Monthly payments due under the loan agreement (the “Skymar – Las Vegas Loan Agreement”) were interest-only for the first two years, with principal and interest payments thereafter.
The amount outstanding under the Skymar – Las Vegas Loan bore interest at an annual fixed rate equal to 4.125%. The loan may be prepaid in whole, but not in part, at any time, subject to certain conditions as set forth in the Skymar – Las Vegas Loan Agreement. The loan documents contain: agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In addition, and pursuant to the terms of the limited recourse guaranty, we served as a non-recourse
guarantor with respect to the Skymar – Las Vegas Loan.
On August 1, 2024, the Skymar – Las Vegas Loan was repaid and terminated in accordance with the loan agreement without fees or penalties.
Loans from SmartStop OP, L.P.
SmartStop Delayed Draw Mezzanine Loan
On December 30, 2021, we, through a wholly-owned subsidiary of our Operating Partnership, entered into a mezzanine loan agreement (the “SmartStop Delayed Draw Mezzanine Loan Agreement”) with SmartStop OP, an affiliate of our sponsor, for up to $45 million (the “SmartStop Delayed Draw Mezzanine Loan”).
On December 20, 2022, we amended the SmartStop Delayed Draw Mezzanine Loan Agreement (the “Mezzanine Loan Amendment”) to increase the maximum principal amount of the loan from $45.0 million to $55.0 million. The Amendment also extended the loan maturity date for an additional year, through December 30, 2023, converted the interest rate index from LIBOR to Daily Simple SOFR, and adjusted the contractual interest rate to remain at Daily Simple SOFR plus 3% during the extension period.
In May 2023, we repaid the $50 million outstanding balance on the SmartStop Delayed Draw Mezzanine Loan with all accrued interest and terminated the loan in accordance with the terms of the loan agreement.
SmartStop Bridge Loan
On June 15, 2023, in connection with the acquisition of the Ontario Portfolio, we, through a wholly-owned subsidiary of our Operating Partnership (the “Bridge Loan Borrower”), entered into a bridge loan agreement (the

“SmartStop Bridge Loan Agreement”) with SmartStop OP for $15.0 million (the “SmartStop Bridge Loan”). The SmartStop Bridge Loan required a commitment fee equal to 1.0% of the amount drawn at closing. The obligations of the Bridge Loan Borrower under the SmartStop Bridge Loan Agreement are unsecured. The proceeds of the SmartStop Bridge Loan were used to partially fund the acquisition of the Ontario Portfolio.
Pursuant to the SmartStop Bridge Loan Agreement, the amounts outstanding under the SmartStop Bridge Loan bear a floating rate equal to SOFR plus 3.00%. On December 8, 2023, we exercised the option to extend the maturity date for an additional year, through December 31, 2024. On January 1, 2024, the interest rate increased to SOFR plus 4.00%.
On June 28, 2024, we amended the SmartStop Bridge Loan (the “SmartStop Bridge Loan Amendment”) to (i) increase the maximum borrowing capacity of the loan from $15.0 million to $25.0 million; and (ii) extend the maturity date by one-year
until December 31, 2025. On July 29, 2024, we drew $8.0 million pursuant to the SmartStop Bridge Loan. On July 29, 2025, we drew $2.0 million pursuant to the SmartStop Bridge Loan. As of December 31, 2025, we had no available capacity on the SmartStop Bridge Loan. On December 22, 2025, we further amended the SmartStop Bridge Loan (the “Second SmartStop Bridge Loan Amendment”) to (i) extend the maturity date to June 30, 2027 and (ii) reduce the interest rate to SOFR plus 3.50% effective January 1, 2026.
As of December 31, 2025, the interest rate on the SmartStop Bridge Loan was 7.87%. Payments under the SmartStop Bridge Loan are interest-only and payable monthly. The SmartStop Bridge Loan may be prepaid either in whole or in part, at any time, without penalty or premium.
The SmartStop Bridge Loan contains customary affirmative and negative covenants, agreements, representations, warranties and borrowing conditions, and events of default. As of December 31, 2025, we were in compliance with all such covenants.
National Bank of Canada – Burlington Loan
On September 20, 2022, in connection with the acquisition of the property in Burlington, Ontario (the “Burlington Property”), we, through a special purpose entity formed to acquire and hold the Burlington Property, entered into a term loan with National Bank of Canada (the “National Bank of Canada – Burlington Loan”) for CAD $16.5 million, which was secured by a deed of trust on the Burlington Property. Under the terms of the loan agreement (the “National Bank of Canada Burlington Loan Agreement”) the interest rate was equal to the one month Canadian Dollar Offered Rate (“CDOR”), plus 2.25%. In addition, we entered into an interest rate swap agreement with a notional amount of CAD $16.5 million, whereby the CDOR was fixed at 4.02% through the maturity of the loan. The National Bank of Canada – Burlington Loan had a maturity date of September 20, 2025, and monthly payments were principal and interest, calculated using 25 year amortization. In addition, we served as a full recourse guarantor with respect to the National Bank of Canada – Burlington Loan.
On May 22, 2024, we amended the National Bank of Canada – Burlington Loan to reflect a transition from CDOR to CORRA. On June 27, 2024, the loan and the interest rate swap converted to CORRA. Borrowings under the National Bank of Canada – Burlington Loan were subject to interest at the CORRA rate, plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.25%.
On January 8, 2025, in connection with entering into the National Bank of Canada — Four Property Loan, the National Bank of Canada – Burlington Loan was repaid in full and terminated without fees or penalties. On January 8, 2025, we settled the CORRA interest rate swap agreement.

National Bank of Canada – Cambridge Loan
On December 20, 2022, in connection with the acquisition of the property in Cambridge, Ontario (the “Cambridge Property”), we, through a special purpose entity formed to acquire and hold the Cambridge Property, entered into a term loan with National Bank of Canada (the “National Bank of Canada – Cambridge Loan”) for CAD $15.5 million, which was secured by a deed of trust on the Cambridge Property. Under the terms of the loan agreement (the “National Bank of Canada Cambridge Loan Agreement”) the interest rate was equal to the one month CDOR, plus 2.25%. In addition, we entered into an interest rate swap agreement with a notional amount of CAD $15.5 million, whereby the CDOR was fixed at 3.83% through the maturity of the loan. The National Bank of Canada – Cambridge Loan had a maturity date of December 20, 2025, and monthly payments were interest-only for the first four quarters, payable monthly and payments of principal and interest, calculated using 25 year amortization, were due monthly after. In addition, we served as a full recourse guarantor with respect to the National Bank of Canada – Cambridge Loan.
On May 22, 2024, we amended the National Bank of Canada – Cambridge Loan to reflect a transition from CDOR to CORRA. On May 31, 2024, the loan and the interest rate swap converted to CORRA. Borrowings under the National Bank of Canada – Cambridge Loan were subject to interest at the CORRA rate, plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.25%.
On January 8, 2025, in connection with entering into the National Bank of Canada – Four Property Loan, the National Bank of Canada – Cambridge Loan was repaid in full and terminated without fees or penalties. On January 8, 2025, we settled the CORRA interest rate swap agreement.
National Bank of Canada – North York Loan
On January 31, 2023, in connection with the acquisition of the property in North York, Ontario (the “North York Property”), we, through a special purpose entity formed to acquire and hold the North York Property, entered into a term loan with National Bank of Canada (the “National Bank of Canada – North York Loan”) for CAD $25.0 million, which was secured by a deed of trust on the North York Property. Under the terms of the loan agreement (the “National Bank of Canada North York Loan Agreement”) the interest rate was equal to the one month CDOR, plus 2.40%. In addition, we entered into an interest rate swap agreement with a notional amount of CAD $25.0 million, whereby the CDOR was fixed at 3.79% through the maturity of the loan. The National Bank of Canada – North York Loan also had a maturity date of January 31, 2025. The National Bank of Canada – North York Loan was interest-only for the first year, payable monthly, and payments of principal and interest, calculated using a 25 year amortization, were due monthly after. In addition, we served as a full recourse guarantor with respect to the National Bank of Canada – North York Loan.
On May 22, 2024, we amended the National Bank of Canada – North York Loan to reflect a transition from CDOR to CORRA. On June 3, 2024, the loan and the interest rate swap converted to CORRA. Borrowings under the National Bank of Canada – North York Loan were subject to interest at the CORRA rate, plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.40%.
On January 8, 2025, in connection with entering into the National Bank of Canada – Four Property Loan, the National Bank of Canada – North York Loan was repaid in full and terminated without fees or penalties. On January 8, 2025, we settled the CORRA interest rate swap agreement.

Bank of Montreal Loan
On May 4, 2023, in connection with the acquisition of the Vancouver, BC Property, we, through a special purpose entity formed to acquire and hold the Vancouver, BC Property, entered into a term loan with Bank of Montreal (the “Bank of Montreal Loan”) for approximately CAD $21.6 million, which was secured by a deed of trust on the Vancouver, BC Property. Under the terms of the loan agreement (the “Bank of Montreal Loan Agreement”) the interest rate was equal to the one-month
CDOR, plus 2.50%. In addition, we entered into an interest rate swap agreement with a notional amount of approximately CAD $21.6 million, whereby the CDOR was fixed at 4.47% through the maturity of the loan. The Bank of Montreal Loan also had an initial term of two years, maturing on May 4, 2025 with a one year extension option. The Bank of Montreal Loan was interest-only over the initial term of the loan.
On May 24, 2024, we amended the Bank of Montreal Loan to reflect a transition from CDOR to CORRA. On July 4, 2024, the loan and the interest rate swap converted to CORRA. Borrowings under the Bank of Montreal Loan were subject to interest at the CORRA rate, plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.50%.
On March 7, 2025, in connection with entering into the QuadReal – Seven Property Loan, the Bank of Montreal Loan was repaid in full and terminated without fees or penalties. On March 10, 2025, we settled the CORRA interest rate swap agreement.
First National Loan
On May 19, 2023, we, through a wholly-owned subsidiary of our Operating Partnership, entered into a term loan with First National Financial LP (the “First National Loan”) for approximately CAD $8.8 million. The First National Loan was secured by a deed of trust on the Edmonton Property.
Pursuant to the terms of the loan agreement for the First National Loan (the “First National Loan Agreement”), the amounts outstanding under the First National Loan bore a floating rate equal to the Royal Bank of Canada Prime Rate, plus 1.90%. The First National Loan had an initial term of two years maturing on June 1, 2025. Payments under the First National Loan were interest-only and payable monthly.
The loan may be prepaid in whole, but not in part, at any time, subject to certain conditions as set forth in the First National Loan Agreement. Pursuant to the terms of the limited recourse guaranty, we served as a full recourse guarantor with respect to the First National Loan.
On January 8, 2025, in connection with entering into the National Bank of Canada – Four Property Loan, the First National Loan was repaid in full and terminated without fees or penalties.
National Bank of Canada – Ontario Loan
On June 15, 2023, in connection with the acquisition of the Ontario Portfolio (the “Ontario Portfolio”), we, through certain wholly-owned subsidiaries of our Operating Partnership, entered into a CAD $127.2 million financing with National Bank of Canada (the “National Bank of Canada – Ontario Loan”). The National Bank of Canada – Ontario Loan was secured by first mortgage of each of the six properties that comprise the Ontario Portfolio. The proceeds of the National Bank of Canada – Ontario Loan were used to partially fund the acquisition of the Ontario Portfolio.

Pursuant to the loan agreement (the “National Bank of Canada Ontario Loan Agreement”) the interest rate was equal to the one month CDOR, plus 2.60%. In addition, we entered into an interest rate swap agreement with a notional amount of CAD $127.2 million, whereby the CDOR was fixed at 4.73% through the maturity of the loan. The National Bank of Canada – Ontario Loan also had a maturity date of June 15, 2025. The National Bank of Canada – Ontario Loan was interest-only for the first year, payable monthly, and payments of principal and interest, calculated using a 25 year amortization, were due monthly after. In addition, we served as a full recourse guarantor with respect to the National Bank of Canada – Ontario Loan.
On May 31, 2024, we amended the National Bank of Canada – Ontario Loan to reflect a transition from CDOR to CORRA. On June 28, 2024, the loan and the interest rate swap converted to CORRA. Borrowings under the National Bank of Canada – Ontario Loan were subject to interest at the CORRA rate, plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.60%.
On March 7, 2025, in connection with entering into the QuadReal – Seven Property Loan, the National Bank of Canada – Ontario Loan was repaid in full and terminated without fees or penalties. On March 7, 2025, we settled the CORRA interest rate swap agreement.
National Bank of Canada – Four Property Loan
On January 8, 2025, we, through certain wholly-owned subsidiaries of our operating partnership, entered into a CAD $64.0 million financing with National Bank of Canada (the “National Bank of Canada – Four Property Loan”). The National Bank of Canada – Four Property Loan is secured by first mortgages on each of our three properties in the Greater Toronto Area of Ontario, Canada and our property in Edmonton, Alberta, Canada. The proceeds of the National Bank of Canada – Four Property Loan were primarily used to repay the National Bank of Canada – Burlington Loan, National Bank of Canada – Cambridge Loan, First National Loan and National Bank of Canada – North York Loan.
Pursuant to the loan agreement for the National Bank of Canada – Four Property Loan (the “Four Property Loan Agreement”), amounts outstanding under the National Bank of Canada – Four Property Loan bear an interest rate equal to CORRA, plus a CORRA adjustment of approximately 0.30%, plus 2.25%. In addition, we entered into an interest rate swap agreement with a notional amount of CAD $64.0 million, whereby CORRA is fixed at approximately 3.03% that fixes the all in interest rate at 5.58% through the maturity of the National Bank of Canada – Four Property Loan. As of December 31, 2025, the interest rate excluding the impact of our interest rate hedging activities on the National Bank of Canada – Four Property Loan was 4.85%. The National Bank of Canada – Four Property Loan has an initial term of three years, maturing on January 8, 2028. Payments under the National Bank of Canada – Four Property Loan consist of both principal and interest, calculated using a
25-year
amortization, and are payable monthly.
The Four Property Loan Agreement contains a modified debt service coverage ratio and customary affirmative, negative, and financial covenants, an interest reserve requirement, agreements, representations, warranties and borrowing conditions, and events of default, all as set forth in the Four Property Loan Agreement. We serve as a full recourse guarantor with respect to the National Bank of Canada – Four Property Loan. As of December 31, 2025, we were in compliance with all such covenants.
Skymar – Vancouver Loan
On March 4, 2025, we, through an indirect, wholly-owned special purpose entity, entered into a $13.0 million financing with Skymar Capital Corporation (“Skymar”) as lender pursuant to a mortgage loan (the

“Skymar – Vancouver Loan”). The Skymar – Vancouver Loan is secured by a first mortgage deed of trust on our property in Vancouver, Washington. The proceeds of the Skymar – Vancouver Loan were primarily used to paydown and remove the property from the Huntington Credit Facility in accordance with the Huntington Credit Agreement.
Pursuant to the loan agreement for the Skymar – Vancouver Loan (the “Skymar Vancouver Loan Agreement”), amount outstanding under the Skymar – Vancouver Loan bears interest at an annual fixed rate equal to 7.55%. The Skymar – Vancouver Loan has a maturity date of April 1, 2030. Payments under the Skymar – Vancouver Loan are payable monthly and are interest-only until April 1, 2027 and are principal and interest thereafter. The Skymar – Vancouver Loan may be prepaid in whole, but not in part, at any time, subject to certain conditions as set forth in the Skymar Vancouver Loan Agreement. The loan documents contain agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In addition, and pursuant to the terms of the limited recourse guaranty, we serve as a non-recourse
guarantor with respect to the Skymar – Vancouver Loan. As of December 31, 2025, we were in compliance with all such covenants.
Meridian Financing
On March 6, 2025, we, through an indirect, wholly-owned special purpose entity, entered into a credit agreement with Meridian Credit Union Limited (the “Meridian Credit Agreement”) with a maximum borrowing capacity of approximately CAD $16.0 million (the “Meridian Loan”). At close, we borrowed approximately CAD $2.1 million. The Meridian Loan is secured by a first mortgage on our development property in Etobicoke, Ontario Canada (the “Etobicoke Property”). The proceeds of the Meridian Loan will be used to fund development of a self storage facility on the Etobicoke Property. As of December 31, 2025, we had approximately CAD $10.4 million outstanding and approximately CAD $5.6 million of available capacity.
Pursuant to the Meridian Credit Agreement, amounts outstanding under the Meridian Loan bear interest at an annual rate equal to the Canada Prime Rate plus 1.50%, subject to a minimum all-in
floor rate of 6.70% per annum. The Meridian Loan has an initial term of three years, maturing on March 5, 2028, with two six-month
extension options. Payments under the Meridian Loan are interest-only and are capitalized to the outstanding principal balance until the maximum borrowing capacity has been reached.
On August 19, 2025, we modified the Meridian Credit Agreement and reduced the minimum all-in
floor rate to 5.20% per annum. As of December 31, 2025, the interest rate on the Meridian Loan was 5.95%.
The Meridian Credit Agreement contains customary affirmative, negative, and financial covenants, agreements, representations, warranties and borrowing conditions, and events of default. We serve as a full recourse guarantor with respect to the Meridian Loan. As of December 31, 2025, we were in compliance with all such covenants.
QuadReal – Seven Property Loan
On March 7, 2025, we, through certain indirect, wholly-owned subsidiaries of our operating partnership, entered into a CAD $164.5 million financing with QuadReal Finance, LP (“QuadReal”) and certain affiliates of QuadReal (the “QuadReal – Seven Property Loan”), whereby QuadReal acts as the servicer and certain affiliates of QuadReal serve as the lenders.

The QuadReal – Seven Property Loan is secured by a first mortgage on six of our properties in the Greater Toronto Area of Ontario, Canada and one property in Vancouver, British Columbia, Canada. The aggregate amount of the QuadReal – Seven Property Loan is separated out by advances, whereby we may draw up to CAD $147.0 million as an initial advance (the “Initial Advance”) and may later draw up to an additional CAD $17.5 million (the “Earnout Advance”) upon the achievement of certain financial metrics as set forth in the commitment letter and charge setting forth the terms of the QuadReal – Seven Property Loan (collectively, the “QuadReal – Seven Property Loan Agreement”). Upon the closing of the QuadReal – Seven Property Loan, we drew approximately CAD $147.0 million as the Initial Advance. The proceeds of the QuadReal – Seven Property Loan were primarily used to repay the Bank of Montreal Loan and National Bank of Canada – Ontario Loan.
The interest rate on the Initial Advance bears interest at an annual fixed rate equal to 5.59%, and the interest rate on the Earnout Advance is equal to the one-month
Adjusted Term CORRA, plus a CORRA adjustment of 2.5% at the time of the Earnout Advance. The QuadReal – Seven Property Loan has an initial term of five years, maturing on April 1, 2030. Payments under the QuadReal – Seven Property Loan are interest only during the term of the QuadReal – Seven Property Loan, payable monthly, with the full amount of the outstanding balance of the QuadReal – Seven Property Loan due on the maturity date.
The QuadReal – Seven Property Loan Agreement also contains customary affirmative, negative, and financial covenants, agreements, representations, warranties and borrowing conditions, and events of default, all as set forth in the QuadReal – Seven Property Loan Agreement. We serve as a non-recourse
guarantor with respect to the QuadReal – Seven Property Loan. In addition, we provided the lenders with a debt service guarantee. However, the debt service guarantee may be terminated early based on achieving two consecutive fiscal quarters at a specific debt service ratio of not less than 1.1 to 1.0, as described in the QuadReal – Seven Property Loan Agreement. As of December 31, 2025, we were in compliance with all such covenants.
Skymar – Bradenton Loan
On March 18, 2025, we, through an indirect, wholly-owned special purpose entity, entered into an approximately $9.1 million financing with Skymar as lender pursuant to a mortgage loan (the “Skymar – Bradenton Loan”). The Skymar – Bradenton Loan is secured by a first mortgage deed of trust on our property in Bradenton, Florida. The proceeds of the Skymar – Bradenton Loan were primarily used to paydown and remove the property from the Huntington Credit Facility in accordance with the Huntington Credit Agreement.
Pursuant to the loan agreement for the Skymar Bradenton Loan (the “Skymar Bradenton Loan Agreement”), amounts outstanding under the Skymar – Bradenton Loan bear interest at an annual fixed rate equal to 7.50%. The Skymar – Bradenton Loan has a maturity date of April 1, 2030. Payments under the Skymar – Bradenton Loan are payable monthly and are interest-only until April 1, 2027 and are principal and interest thereafter. The Skymar – Bradenton Loan may be prepaid in whole, but not in part, at any time, subject to certain conditions as set forth in the Skymar – Bradenton Loan Agreement. The loan documents contain agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In addition, and pursuant to the terms of the limited recourse guaranty, we serve as a non-recourse
guarantor with respect to the Skymar – Bradenton Loan. As of December 31, 2025, we were in compliance with all such covenants.

The following table presents the future principal payment requirements on our outstanding secured debt as of December 31, 2025:

2026	2,603,665
2027	111,426,803
2028	51,969,546
2029	326,349
2030	128,531,119

Total payments	294,857,482
Debt issuance costs, net	(1,949,228)

Total	$292,908,254